Maturity [Member] Expense Example - iShares iBonds Dec 2028 Term Treasury ETF - iShares iBonds Dec 2028 Term Treasury ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 21